dividends per share (Tables)	6 Months Ended
Jun. 30, 2019
dividends per share
Dividends per share

Six-month periods ended June 30	2019				2018
(millions except per share amounts)	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 11, 2019	$0.5450	Apr. 1, 2019	$329	Mar. 9, 2018	$0.5050	Apr. 2, 2018	$299
Quarter 2 dividend	Jun. 10, 2019	0.5625	Jul. 2, 2019	339	Jun. 8, 2018	0.5250	Jul. 3, 2018	315
		$1.1075		$668		$1.0300		$614